TAXES ON INCOME (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Deferred tax assets	$ 16	$ 769
Israel [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	23.00%	23.00%
Carryforward operating tax losses	$ 3,153
Canada [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Carryforward operating tax losses	$ 54,218
Deferred tax assets	$ 1,542
Adjupharm GmbH ("Adjupharm") [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	29.10%
Adjupharm GmbH ("Adjupharm") [Member] | German [Member]
Major Components Of Income Tax Expense [Line Items]
Carryforward operating tax losses	$ 8,964
Description of carryforward losses for tax purposes	Accumulated tax losses can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed €1,000 thousand (approximately $1,441). Any excess of such amount will be limited to 60% of the profits or capital gains